February 29, 2008

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
100 F Street, NE
Washington, DC  20549

Re:        Markman MultiFund Trust
           File Nos. 33-85182 and 811-8820
           -------------------------------

Ladies and Gentlemen:

On behalf of Markman MultiFund Trust ("Registrant"), attached for filing is Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A. The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 to modify the principle investment strategy and risks.

Please provide any comments or questions regarding this filing to the undersigned at 513/878-4070

Very truly yours,


/s/ Frank L. Newbauer

Frank L. Newbauer
Assistant Secretary